Trade Payables (Tables)	12 Months Ended
Mar. 31, 2018
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Summary of Trade Payables

Trade payables as of March 31, 2017 and 2018 consist of the following:

	Yen (millions)
	2017	2018
Trade accounts and notes payable	¥1,013,307	¥1,075,545
Other	170,037	149,082

Total	¥1,183,344	¥1,224,627